Investments in Associates - Additional Information (Details) $ / shares in Units, ฿ in Millions, shares in Millions, R in Millions, $ in Millions, ₨ in Billions																										1 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 15, 2019 USD ($)	Jan. 04, 2019	Nov. 19, 2018 USD ($)	Nov. 19, 2018 ZAR (R)	Nov. 08, 2018 USD ($)	Nov. 08, 2018 ZAR (R)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 19, 2018 USD ($) bank_branch teller_machine	Oct. 19, 2018 INR (₨) bank_branch teller_machine	Sep. 28, 2018 USD ($)	Sep. 28, 2018 ZAR (R)	Sep. 17, 2018 USD ($)	Aug. 03, 2018 USD ($)	Aug. 03, 2018 CAD ($)	Jul. 16, 2018 USD ($) $ / shares shares	May 18, 2018 USD ($)	May 18, 2018 CAD ($)	May 16, 2018 USD ($)	May 16, 2018 INR (₨)	Feb. 14, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($)	Jan. 31, 2018 ZAR (R)	Jan. 09, 2018 USD ($)	Jan. 09, 2018 THB (฿)	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Jan. 15, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Oct. 04, 2018	Sep. 17, 2018 INR (₨)
Disclosure of associates [line items]
Purchases of investments in associates																																	$ 535,800,000			$ 1,026,500,000
Share of profit (loss) of associates																																	221,100,000			200,500,000
Investments in associates																																	4,863,000,000			3,656,300,000
Proceeds from sales of interests in associates																																	444,800,000			1,014,900,000
Proceeds from issue of bonds																																	$ (10,743,000,000)			$ 5,677,100,000
Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage																								47.10%	47.10%
Percentage of common shares acquired																								12.20%	12.20%
Consideration paid																								$ 28,200,000	฿ 910.5
Non-cash impairment charge																								$ 46,500,000
Onlia Holdings Inc.
Disclosure of associates [line items]
Ownership percentage																																	50.00%	50.00%	50.00%
Percentage of common shares acquired																	50.00%	50.00%
Consideration paid																	$ 9,700,000	$ 12.4
Purchases of investments in associates																																	$ 6,600,000	$ 8.8
Astarta Holding N.V.
Disclosure of associates [line items]
Non-cash impairment charge																																	10,800,000
KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Distributions and dividends received from associates																																	107,300,000		€ 91,900,000
Seaspan Corporation
Disclosure of associates [line items]
Ownership percentage																					22.40%
Number of securities called by warrants or rights | shares																38.5
Consideration paid																$ 0					$ 250,000,000					$ 250,000,000
Fair value of investments in associates																																	635,100,000
Warrants, outstanding | shares																					38.5					38.5
Warrants, exercise price | $ / shares																$ 8.05					$ 6.50					$ 6.50
Warrant, term																					7 years
Bonds																					$ 222,000,000
Investments in associates																					$ 28,000,000												611,100,000
Quess
Disclosure of associates [line items]
Ownership percentage																																				33.10%	42.10%
Proceeds from sales of interests in associates																																	$ 12,800,000
Alltrust Insurance Company of China Ltd.
Disclosure of associates [line items]
Ownership percentage																																	15.00%	15.00%	15.00%
Investments in associates																																	$ 77,100,000			$ 81,200,000
Fairfax Financial Holdings | Seaspan Corporation
Disclosure of associates [line items]
Warrants, outstanding | shares																					25.0
Warrants, exercise price | $ / shares																					$ 8.05												$ 8.05
Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage																			54.00%	54.00%
Percentage of economic interests acquired																			6.00%	6.00%
Consideration paid																			$ 67,400,000	₨ 4.6
Fairfax India | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage									36.40%	36.40%
Consideration paid									$ 88,500,000	₨ 6.5
Voting rights available									15.00%	15.00%
Number of bank branches | bank_branch									418	418
Number of automated teller machines | teller_machine									270	270
Fairfax India | Sanmar Chemicals Group
Disclosure of associates [line items]
Ownership percentage													42.90%																							30.00%
Percentage of common shares acquired													12.90%																										12.90%
Total carrying value													$ 202,000,000																										₨ 14.1
Principal amount of bonds													$ 299,000,000
Proceeds from issue of bonds																																	$ 191,000,000
Bonds at fair value																																	$ 393,000,000
Fairfax Africa | AFGRI Proprietary Limited
Disclosure of associates [line items]
Ownership percentage																																	60.00%	60.00%	60.00%
Consideration paid																						$ 0	R 311.2
Fairfax Africa | GroCapital Holdings Proprietary Limited
Disclosure of associates [line items]
Ownership percentage					35.00%	35.00%
Percentage of common shares acquired											35.00%	35.00%
Consideration paid											$ 9,800,000	R 139.4
Purchases of investments in associates					$ 2,300,000	R 32.2
Fairfax Africa | Philafrica Foods Proprietary Ltd
Disclosure of associates [line items]
Percentage of common shares acquired			26.00%	26.00%
Amount of debt converted			$ 23,300,000	R 325.0
GroCapital Holdings Proprietary Limited | South African Bank Of Athens
Disclosure of associates [line items]
Percentage of common shares acquired																																						99.80%
Minimum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																																	50.00%	50.00%	50.00%
Maximum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																																	60.00%	60.00%	60.00%
Arbor Memorial Services Inc.
Disclosure of associates [line items]
Ownership percentage							43.40%	43.40%
Proceeds from sales of interests in associates							$ 179,200,000	$ 235.4
Net realized gains (losses)							$ 111,800,000
Navacord Inc.
Disclosure of associates [line items]
Proceeds from sales of interests in associates														$ 58,800,000	$ 76.3
Net realized gains (losses)														$ 17,600,000	$ 22.7
Investments accounted for using equity method | Quess
Disclosure of associates [line items]
Share of profit (loss) of associates																																	$ 889,900,000
Fair value of equity method investment																																	1,109,500,000
Forecast | Onlia Holdings Inc.
Disclosure of associates [line items]
Purchases of investments in associates																												$ 6,000,000	$ 8.0
Forecast | Fairfax India | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage																															51.00%	51.00%
Purchases of investments in associates																															$ 80,000,000	₨ 5.6
Subsequent event | Seaspan Corporation
Disclosure of associates [line items]
Consideration paid																														$ 1,000,000,000
Subsequent event | Fairfax Africa | Consolidated Infrastructure Group
Disclosure of associates [line items]
Ownership percentage		49.10%
Unsecured debentures due February 14, 2025 | Seaspan Corporation
Disclosure of associates [line items]
Interest rate																					5.50%
Unsecured debentures due 2026 | Seaspan Corporation
Disclosure of associates [line items]
Interest rate																					5.50%
Investment property | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Share of profit (loss) of associates																																	73.6		€ 64.2
Tranche 2 debentures and warrants | Seaspan Corporation
Disclosure of associates [line items]
Net change in unrealized gains (losses)																																	$ 44,100,000
Tranche 2 debentures and warrants | Forecast | Seaspan Corporation
Disclosure of associates [line items]
Realized gain on derivatives																											$ 107,600,000
Tranche 2 debentures and warrants | Subsequent event | Seaspan Corporation
Disclosure of associates [line items]
Consideration paid	$ 250,000,000